INCOME TAX - Federal Income Tax Rate (Details)	12 Months Ended		13 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
INCOME TAX
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	5.50%	0.00%
State tax credit	(0.10%)	0.00%
Deferred tax liability change in rate	(0.90%)	0.00%
Acquisition facilitative expenses	0.50%	0.00%
Penalties and interest	0.00%	0.00%
Offering costs	0.00%	1.70%
Change in fair value of warrant liability	(16.40%)	(27.40%)
Reduction in deferred underwriting fee	(9.20%)	0.00%
Valuation allowance	7.70%	4.70%
Income tax provision	8.10%	0.00%	0.00%